BlackRock FundsSM
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Exchange Portfolio
BlackRock Global Opportunities Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio
BlackRock International Opportunities Portfolio
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Money Market Portfolio
BlackRock Municipal Money Market Portfolio
BlackRock New Jersey Municipal
Money Market Portfolio
BlackRock North Carolina Municipal
Money Market Portfolio
BlackRock Ohio Municipal Money Market Portfolio
BlackRock Pennsylvania Municipal
Money Market Portfolio
BlackRock Science & Technology
Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock U.S. Opportunities Portfolio
BlackRock U.S. Treasury Money Market Portfolio
BlackRock Virginia Municipal Money Market Portfolio
BlackRock World Gold Fund
BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio
BlackRock AMT-Free Municipal Bond Portfolio
BlackRock Bond Portfolio
BlackRock Conservative Prepared Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock Global Dividend Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock Growth Prepared Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Moderate Prepared Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Prepared Portfolio 2015
BlackRock Prepared Portfolio 2020
BlackRock Prepared Portfolio 2025
BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035
BlackRock Prepared Portfolio 2040
BlackRock Prepared Portfolio 2045
BlackRock Prepared Portfolio 2050
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Portfolio II
BlackRock Funds III
BlackRock Bond Index Fund
BlackRock CoreAlpha Bond Fund
BlackRock S&P 500 Stock Fund
BlackRock Russell 1000® Index Fund
LifePath® Retirement Portfolio
LifePath 2020 Portfolio®
LifePath® 2025 Portfolio
LifePath 2030 Portfolio®
LifePath® 2035 Portfolio
LifePath 2040 Portfolio®
LifePath® 2045 Portfolio
LifePath® 2050 Portfolio
LifePath® 2055 Portfolio
BlackRock Balanced Capital Fund, Inc.
BlackRock Basic Value Fund, Inc.
BlackRock Bond Fund, Inc.
BlackRock High Income Fund
BlackRock Total Return Fund
BlackRock California Municipal Series Trust
BlackRock California Municipal Bond Fund
BlackRock Capital Appreciation Fund, Inc.
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund, Inc.
BlackRock Focus Value Fund, Inc.
BlackRock Global Allocation Fund, Inc.
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund, Inc.
BlackRock Global Growth Fund, Inc.
BlackRock Global SmallCap Fund, Inc.
BlackRock Healthcare Fund, Inc.
BlackRock Index Funds, Inc.
BlackRock International Index Fund
BlackRock S&P 500 Index Fund
BlackRock Small Cap Index Fund
BlackRock International Value Trust
BlackRock International Value Fund
BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
BlackRock Large Cap Core Retirement Portfolio
BlackRock Latin America Fund, Inc.

BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund
BlackRock Multi-State Municipal Series Trust
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock Municipal Series Trust
BlackRock Intermediate Municipal Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund, Inc.

BlackRock Series, Inc.
BlackRock International Fund
BlackRock Small Cap Growth Fund II
BlackRock Short-Term Bond Series, Inc.
BlackRock Short-Term Bond Fund
BlackRock Utilities and
Telecommunications Fund, Inc.
BlackRock Value Opportunities Fund, Inc.
BlackRock World Income Fund, Inc.
FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund
Managed Account Series
U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated May 9, 2011 to the
Prospectus of each Fund

Effective with the open of business on June 9, 2011, each Fund’s Prospectus is amended as set forth below:

The paragraph entitled “Note on Low Balance Accounts” in the section entitled “Account Information — Fund’s Rights” or “Account Information — Funds’ Rights”, as applicable, in each Fund’s current Prospectus is deleted and replaced with the following:

Note on Low Balance Accounts. Because of the high cost of maintaining smaller shareholder accounts, BlackRock has set a minimum balance of $500 in each Fund position you hold within your account (“Fund Minimum”), and may take one of two actions if the balance in your Fund falls below the Fund Minimum.

First, the Fund may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $250 for any reason, including market fluctuation. You will be notified that the value of your account is less than $250 before the Fund makes an involuntary redemption. The notification will provide you with a 90 calendar day period to make an additional investment in order to bring the value of your account to at least $250 before the Fund makes an involuntary redemption or to the Fund Minimum in order not to be assessed an annual low balance fee of $20, as set forth below. This involuntary redemption may not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, accounts established under the Uniform Gifts or Transfers to Minors Acts, and certain intermediary accounts.

Second, the Fund charges an annual $20 low balance fee on all Fund accounts that have a balance below the Fund Minimum for any reason, including market fluctuation. The low balance fee will be assessed on Fund accounts in all BlackRock funds, regardless of a Fund’s minimum investment amount. The fee will be deducted from the Fund account only once per calendar year. You will be notified that the value of your account is less than the Fund Minimum before the fee is imposed. You will then have a 90 calendar day period to make an additional investment to bring the value of your account to the Fund Minimum before the Fund imposes the low balance fee. This low balance fee does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs, or, accounts established under the Uniform Gifts or Transfers to Minors Acts.

Shareholders should retain this Supplement for future reference.

Code: PRO-GLOBAL-0511-SUP